Prospectus supplement dated June 9, 2021
to the following prospectus(es):
Nationwide Destination Architect 2.0 prospectus dated May 1, 2021
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are made to the prospectus:
The prospectus offers the following underlying mutual fund as an investment option under the contract.
Effective on or about July 1, 2021, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Ivy Variable Insurance Portfolios – Asset Strategy: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Asset Strategy: Class II
Ivy Variable Insurance Portfolios – Energy: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Energy: Class II
Ivy Variable Insurance Portfolios – High Income: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy High Income: Class II
Ivy Variable Insurance Portfolios – Mid Cap Growth: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Mid Cap Growth: Class II
Ivy Variable Insurance Portfolios – Pathfinder Aggressive: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Pathfinder Aggressive: Class II
Ivy Variable Insurance Portfolios – Pathfinder Conservative: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Pathfinder Conservative: Class II
Ivy Variable Insurance Portfolios – Pathfinder Moderate – Managed Volatility: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Pathfinder Moderate – Managed Volatility: Class II
Ivy Variable Insurance Portfolios – Pathfinder Moderate: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Pathfinder Moderate: Class II
Ivy Variable Insurance Portfolios – Pathfinder Moderately Aggressive – Managed Volatility: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Pathfinder Moderately Aggressive – Managed Volatility: Class II
Ivy Variable Insurance Portfolios – Pathfinder Moderately Aggressive: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Pathfinder Moderately Aggressive: Class II
Ivy Variable Insurance Portfolios – Pathfinder Moderately Conservative – Managed Volatility: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Pathfinder Moderately Conservative – Managed Volatility: Class II
Ivy Variable Insurance Portfolios – Pathfinder Moderately Conservative: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Pathfinder Moderately Conservative: Class II
PROS-0473
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